Details of Significant Accounts - Interest income, schedule of interest income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Details of Significant Accounts [Abstract]
Interest income from bank deposits	$ 1,918	$ 2,391
Interest income from financial assets at amortized cost	897	772
Others	1	1
Interest income	$ 2,816	$ 3,164